Condensed Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Statements of Comprehensive Income (Loss) (Unaudited)
Net Sales	$ 1,212,084		$ 976,025	$ 4,190,709	$ 2,154,777
Cost of Goods Sold	298,588		357,020	1,542,657	949,782
Gross Profit	913,496		619,005	2,648,051	1,204,995
Expense
Depreciation and Amortization	89,961		98,640	236,130
G&A Expense	144,242		89,081	$ 356,580	227,420
Net Sales (% Of Change)		94.00%		94.00%
Interest Expense	4,408		16,241	$ 49,351
Payroll Expense	252,897		253,560	1,095,524	767,879
Rent Expense	45,289		43,133	173,968	172,646
Tax			68	$ 68
Cost Of Goods Sold (% Of Change)		62.00%		62.00%
Gross Profit (% Of Change)		120.00%		120.00%
Depreciation Expense				$ 160,117	26,409
Depreciation (% Of Change)		506.00%		506.00%
Bad Debt Expense				$ 14,601
G&a Expense (% Of Change)		57.00%		57.00%
Payroll Expnese (% Of Change)		43.00%		43.00%
Rent Expense (% Of Change)		1.00%		1.00%
Total Expense (% Of Change)		75.00%		75.00%
Total Expense	536,797		500,723	$ 2,086,339	1,194,354
Other Gain				22,682
Net Income	$ 376,699	$ 42,228	$ 118,282	$ 584,394	$ 10,641
Net Income (loss) Per Share				$ 0.12	$ 0.00
Weighted average shares, December 31, 2021 and 2020 are reflective of 1/6 reverse stock split				4,878,417	4,434,869